Convertible Loan	12 Months Ended
Mar. 31, 2023
Borrowings [Abstract]
Convertible Loan [Text Block]

12. Convertible Loan

On January 12, 2021, the Company closed its non-brokered private placement of unsecured debentures (the "Debentures"), for aggregate gross proceeds of $15,000,000 with U.S. Global Investors, Inc. ("U.S. Global"). The Executive Chairman of the Company is a director, officer and controlling shareholder of U.S. Global.

The Debentures mature on the date that is 60 months from the date of issuance, bearing interest at a rate of 8% per annum. The Debentures will be issued at par, with each Debenture being redeemable by the Company at any time, and convertible at the option of the holder into common shares (each, a "Share") in the capital of the Company at a conversion price of CAD$15.00 per Share. Interest will be payable monthly and principal will be payable quarterly. In addition, U.S. Global was issued 5.0 million common share purchase warrants (the "Warrants"). Each five whole Warrant entitles U.S. Global to acquire one common at an exercise price of CAD$15.00 per Share for a period of three years from closing.

The Company determined that the Convertible Loan contained an embedded derivative, and that the conversion feature does not qualify as equity as it does not satisfy the "fixed for fixed" requirement as the number of potential common shares to be issued is contingent on a variable carrying amount for the financial liability. The financial liability is variable because the functional currency of Hive Blockchain Technologies Ltd. is Canadian dollars and the Convertible Loan is denominated in US dollars, therefore the number of common shares to be issued depends on the foreign exchange rate at the date of settlement. Consequently, the conversion feature is classified as a derivative liability.

The Company allocated the proceeds of $15,000,000 first to the derivative component for $8,560,630, with the residual value to the liability component for $6,439,370. The derivative component was valued on initial recognition using the Black-Scholes option pricing model with the following assumptions: a risk-free interest rate of 0.69%; an expected volatility of 105%; an expected life of 2.71 years; a forfeiture rate of zero; and an expected dividend of zero.

Liability Component

Balance, March 31, 2021	$6,290,741
Principal payment	(3,000,000)
Interest payment	(1,057,336)
Accretion and interest	3,365,602
Balance, March 31, 2022	5,599,007
Principal payment	(3,000,000)
Interest payment	(817,336)
Accretion and interest	2,947,013
Balance, March 31, 2023	$4,728,684

Derivative Component

Balance, March 31, 2021	$15,737,578
Change in fair value of liability	(10,751,224)
Balance, March 31, 2022	4,986,354
Change in fair value of liability	(4,504,356)
Balance, March 31, 2023	$481,998

The derivative component is re-valued each reporting period. As at March 31, 2023, the derivative component was revalued at $481,998 (2022 - $4,986,354) using the Black-Scholes option pricing model with the following assumptions: share price of C$4.46 (2022 - C$2.66) an expected weighted average risk-free interest rate of 3.71% (2022 - 1.75%); an expected weighted average volatility of 97% (2022 - 105%); and an expected weighted average life of 1.61 years (2022 - 2.11 years). Accordingly, the Company recorded a change in the fair value of the derivative liability of $4,504,356 (2022 - $10,751,225).